Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024		Mar. 31, 2024	Sep. 30, 2024		Sep. 30, 2023
COSTS OF REVENUES
Total costs of revenues
GROSS PROFIT (LOSS)
Total gross profit (loss)
OPERATING EXPENSES:
Professional fees	954,142	$ 3,106,007		1,831,747	$ 5,986,910		$ 1,566,409
Compensation and related benefits	63,510	1,170,799		30,000	133,333		120,000
Amortization of intangible assets							265,162
Bad debt expense – related parties							529,488
Other general and administrative	489,455	247,374		223,429	593,129		264,370
Impairment loss					391,217		11,914,322
Total operating expenses	1,507,107	4,524,180		2,085,176	7,104,589		14,659,751
LOSS FROM OPERATIONS	(1,507,107)	(4,524,180)		(2,085,176)	(7,104,589)		(14,659,751)
OTHER (EXPENSE) INCOME:
Loss on extinguishment of vendor obligations		(277,993)			(288,835)
Gain on extinguishment of vendor obligations					211,200
Gain on extinguishment of due to affiliates					192,069
Gain on sale of investment		63,759
Day one loss on stock purchase warrants issued in connection with private placement		(13,533,404)
Day one loss of stock purchase warrants issued in connection with conversion of convertible notes		(663,408)
Change in fair value - stock purchase warrant liabilities		(140,584,780)
Loss on reclassification of stock purchase warrants from equity-classified to liability-classified		(45,784)
OTHER (EXPENSE) INCOME:
Interest expense	(164,576)	(439,326)			(343,333)
Interest expense - related parties	(33,841)			(10,025)	(44,111)		(563)
Change in fair value - convertible note embedded derivative	567,413
Change in fair value - stock purchase warrant liabilities	104,278,287	(624,888)
Other income (expense)	718
Total other income (expense), net	104,648,001	(156,105,824)		(10,025)	(273,010)		(563)
INCOME (LOSS) BEFORE INCOME TAXES	103,140,894			(2,095,201)
INCOME TAXES
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	103,140,894	(160,630,004)		(2,095,201)	(7,377,599)		(14,660,314)
NET LOSS FROM DISCONTINUED OPERATIONS	(182,755)	(157,975)		(334,216)	(1,140,921)		(2,768,114)
NET INCOME (LOSS)	102,958,139	(160,787,979)	[1]	(2,429,417)	(8,518,520)	[1]	(17,428,428)	[1]
COMPREHENSIVE LOSS:
NET INCOME (LOSS)	102,958,139	(160,787,979)	[1]	(2,429,417)	(8,518,520)	[1]	(17,428,428)	[1]
Total other comprehensive loss from discontinued operations		110,435			(176,842)		(26,260)
Unrealized foreign currency translation (loss) gain	(58,765)			26,582
COMPREHENSIVE INCOME (LOSS)	$ 102,899,374	$ (160,677,544)		$ (2,402,835)	$ (8,695,362)		$ (17,454,688)
NET INCOME (LOSS) PER COMMON SHARE:
Continuing operations, basic (in Dollars per share)	$ 20.8	$ (51.91)		$ (1.19)	$ (4.27)		$ (11.64)
Discontinued operations, basic (in Dollars per share)	(0.04)	(0.05)		(0.19)	(0.66)		(2.2)
Basic (in Dollars per share)	20.76	(51.96)		(1.38)	(4.93)		(13.84)
Continuing operations, diluted (in Dollars per share)	18.19	(51.91)			(4.27)		(11.64)
Discontinued operations, diluted (in Dollars per share)	(0.04)
Diluted (in Dollars per share)	$ 18.15	$ (51.96)			$ (4.93)		$ (13.84)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in Shares)	4,959,516	3,094,253		1,754,449	1,728,144		1,259,333
Diluted (in Shares)	5,671,702	3,094,253			1,728,144		1,259,333
General Support Services
REVENUES
Total revenues
COSTS OF REVENUES
Total costs of revenues
GROSS PROFIT (LOSS)
Total gross profit (loss)
Financial Services
REVENUES
Total revenues
COSTS OF REVENUES
Total costs of revenues
GROSS PROFIT (LOSS)
Total gross profit (loss)

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.